Income and mining taxes (Schedule of deferred taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 69,950	$ 15,513
Deferred income tax liability	(237,832)	(324,090)
Net deferred tax liability balance	(167,882)	(308,577)	$ (277,466)
Income tax effect of temporary differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liability balance	(163,268)	(291,800)
Income tax effect of temporary differences [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	69,950	15,513
Income tax effect of temporary differences [Member] | Peru [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liability	(191,611)	(196,452)
Income tax effect of temporary differences [Member] | United States [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liability	(41,607)	(110,861)
Mining tax effect of temporary differences recognized [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	5,095
Deferred income tax liability		(5,119)
Net deferred tax liability balance	5,095	(5,119)
Mining tax effect of temporary differences recognized [Member] | Peru [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liability	(9,709)	(11,658)
Net deferred tax liability balance	$ (9,710)	$ (11,658)